Financial instruments (Details 7) R$ in Thousands	Dec. 31, 2022 BRL (R$)
IfrsStatementLineItems [Line Items]
Designated and unrealized sales nominal value	R$ 11,687,649
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Designated and unrealized sales nominal value	65,221
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Designated and unrealized sales nominal value	117,398
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Designated and unrealized sales nominal value	117,398
Later than five years and not later than ten years [member]
IfrsStatementLineItems [Line Items]
Designated and unrealized sales nominal value	430,460
Later than seven years and not later than ten years [member]
IfrsStatementLineItems [Line Items]
Designated and unrealized sales nominal value	1,173,983
Later than ten years and not later than fifteen years [member]
IfrsStatementLineItems [Line Items]
Designated and unrealized sales nominal value	1,173,983
Later than fifteen years and not later than twenty years [member]
IfrsStatementLineItems [Line Items]
Designated and unrealized sales nominal value	2,739,293
Later than twenty years and not later than twenty-five years [member]
IfrsStatementLineItems [Line Items]
Designated and unrealized sales nominal value	2,739,293
Later Than Thirty Years And Not Later Than Thirtyfive Years [Member]
IfrsStatementLineItems [Line Items]
Designated and unrealized sales nominal value	1,565,310
Later Than Fourty Years And Not Later Than Fourtyfive Years [Member]
IfrsStatementLineItems [Line Items]
Designated and unrealized sales nominal value	R$ 1,565,310